Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the final recording of assets and liabilities at their respective carrying values as of the date presented (in millions):

August 31, 2014
Current assets	$217
Property and equipment	984
Goodwill	977
Intangible assets	541
Other noncurrent assets	38
Current liabilities	(246)
Other noncurrent liabilities	(842)
Net assets	1,669
Net deemed contribution	(702)
Cash acquired	(64)
Total cash consideration, net of cash acquired	$903
The following table summarizes the preliminary recording of assets and liabilities at their respective carrying values as of the date presented (in millions):

August 31, 2016
Current assets	$26
Property and equipment	60
Goodwill	78
Intangible assets	23
Current liabilities	(16)
Net assets	171
Cash acquired	—
Total cash consideration, net of cash acquired	$171
The following table summarizes the final allocation of the assets and liabilities as of the date presented (in millions):

December 16, 2014
Current assets	$67
Property and equipment	128
Goodwill	106
Intangible assets	74
Other noncurrent assets	1
Current liabilities	(20)
Other noncurrent liabilities	(71)
Total consideration	285
Cash acquired	(31)
Contingent consideration	(18)
Total cash consideration, net of cash acquired and contingent consideration	$236
The following table summarizes the recording of the assets and liabilities at their respective carrying values as of the date presented (in millions):

August 31, 2014
Current assets	$97
Property and equipment	464
Goodwill	119
Intangible assets	91
Other noncurrent assets	48
Current liabilities	(45)
Other noncurrent liabilities	(187)
Net assets	587
Net deemed contribution	(21)
Cash acquired	(61)
Total cash consideration, net of cash acquired	$505
The following table summarizes the final recording of assets and liabilities at their respective carrying values as of August 31, 2014 (in millions):

	Sunoco LLC	Sunoco Retail	Total
Current assets	$1,107	$329	$1,436
Property and equipment	384	710	1,094
Goodwill	—	1,289	1,289
Intangible assets	182	294	476
Other noncurrent assets	2	—	2
Current liabilities	(641)	(146)	(787)
Other noncurrent liabilities	(7)	(340)	(347)
Net assets	$1,027	$2,136	$3,163
Net deemed contribution			(188)
Cash acquired			(24)
Total cash consideration, net of cash acquired (1)			$2,951

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(1)	Total cash consideration, net of cash acquired, includes $775 million paid on April 1, 2015 and $2.2 billion paid on March 31, 2016.
The following table summarizes the final “push down” accounting allocation to our assets and liabilities as of the date presented (in millions):

August 31, 2014
Current assets	$171
Property and equipment	273
Goodwill	590
Intangible assets	70
Other noncurrent assets	1
Current liabilities	(154)
Other noncurrent liabilities	(255)
Net assets	$696